Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities
NOTE 10:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The facilities of the Company and its subsidiaries are leased under various operating lease agreements, which expire on various dates, the latest of which is on April 30, 2014. Aggregate minimum rental payments under non-cancelable operating leases as of December 31, 2011, are (in the aggregate) and for each succeeding fiscal year below:

2012	$2,301
2013	1,027
2014	295

$3,623

Total rent expenses for the years ended December 31, 2009, 2010 and 2011 were $ 3,514, $ 3,556 and $ 3,922, respectively (see also Note 16b).

b.	Litigation:

1.
In December 2001, the Company, its Chairman Yehuda Zisapel, its President, Chief Executive Officer and Director Roy Zisapel and its Chief Financial Officer Meir Moshe (the "Individual Defendants") and several underwriters in the syndicates for the Company's September 30, 1999 initial public offering and January 24, 2000 secondary offering, were named as defendants in a class action complaint alleging violations of the federal securities laws in the United States District Court for the Southern District of New York (the "district court"). The complaint sought unspecified damages as a result of alleged violations of Section 11 of the Securities Act of 1933, as amended (the "Securities Act") against all the defendants and Section 15 of the Securities Act against the Individual Defendants arising from activities purportedly engaged in by the underwriters in connection with the Company's initial public offering and secondary offering.

Plaintiffs allege that the underwriter defendants agreed to allocate stock in the Company's initial public offering and secondary offering to certain investors in exchange for excessive and undisclosed commissions and agreements by those investors to make additional purchases of stock in the aftermarket at pre-determined prices. An amended complaint filed on April 19, 2002, which is now the operative complaint, added a claim under Section 10(b) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") against the Company and a claim under Section 20(a) of the Exchange Act against the Individual Defendants.

After various proceedings described in previous Company filings, two appeals proceeded. One appeal was dismissed and the second appeal was remanded to the district court for further proceedings. The district court ruled that the appellant lacked standing to appeal. The appellant appealed the district court decision to the Second Circuit. Subsequently, the class plaintiffs and the appellant entered into a settlement agreement pursuant to which the appellant withdrew and dismissed his appeal with prejudice. The settlement is therefore final and the case is concluded.

The Company's insurance carrier has paid into an escrow account the entire current settlement amount attributed to the Company. Accordingly, there is no impact to the Company's statements of operations or cash flows because the amounts of the settlement and the insurance recovery fully offset each other.

2.
Domestically, following audit of the Company's 2004 and 2005 corporate tax returns, in December 2010, the Israeli Tax Authority issued orders challenging the Company's positions on several matters. The ITA, therefore, demanded the payment of additional taxes in the aggregate amount of NIS 16 million for 2004 and NIS 15 million for 2005 including interest as of the assessment date.

In addition following audit of the Company's 2006 and 2008 corporate tax returns, in January 2012, the Israeli Tax Authority issued orders challenging the Company's positions on several matters. The ITA, therefore, demanded the payment ofadditional taxes in the aggregate amount of NIS 25 million for 2006 and NIS 8 million for 2008 including interest as of the assessment date.

The Company has appealed the orders relating to the four years mentioned above with the Tel Aviv District court, and these appeals are pending. There can be no assurance that the court will accept the Company's positions on matters raised and, in such an event, the company may record additional tax expenses if these matters are settled for amounts in excess of the current position.

3.
In November 2011, SNMP Research International, Inc. and SNMP Research, Inc. commenced a lawsuit in the United States Bankruptcy Court for the District of Delaware against Nortel Networks, Inc. (and certain of its affiliates entities), Genband US LLC, GENBAND, Inc., Performance Technologies, Inc., Perftech (PTI) Canada, Avaya, Inc. and Radware, Ltd.  The complaint alleges that the Company has infringed certain of SNMP's copyrights, misappropriated certain of SNMP's trade secrets, was unjustly enriched, and converted certain of SNMP's intellectual property. SNMP has asserted that as part of the Company's acquisition of the Layer 4-7 Application Delivery business from Nortel Networks in March 2009, the Company received certain intellectual property of SNMP Research that was embedded in the Layer 4-7 business.  The complaint does not specify the amount of damages and requests that such amount be determined at trial.  The Company conducted an analysis, and based on that analysis the Company advised SNMP Research that the Company did not receive any of its intellectual property as part of the acquisition.  The Company is currently awaiting a response from SNMP. If SNMP Research does not dismiss the lawsuit, the Company intends to vigorously defend the litigation which is in a preliminary stage, and we cannot estimate what impact, if any, the litigation may have on the Company's results of operations, financial condition or cash flows.

4.
From time to time, the Company is party to other various legal proceedings, claims and litigation that arise in the normal course of business. It is the opinion of management that the ultimate outcome of these matters will not have a material adverse effect on the Company's financial position, results of operations or cash flows.